Leases - Schedule of Maturity Analysis of the Annual Undiscounted Cash Flows to Be Paid (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Maturity Analysis of the Annual Undiscounted Cash Flows to Be Paid [Abstract]
2025	$ 4,236,727
2026	3,189,435
2027	1,684,463
2028	1,486,145
2029	1,443,290
Thereafter	2,250,457
Total undiscounted operating lease payments	14,290,517
Less: imputed interest	1,767,501
Present value of lease liabilities	$ 12,523,016	$ 15,408,514